As filed with the Securities and Exchange Commission on March 19, 2018

1933 Act File No. 002-69565

1940 Act File No. 811-03101

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 101 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 101 ☒

CALVERT MANAGEMENT SERIES
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Ave NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

(202) 238-2200
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on April 19, 2018 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

This Post-Effective Amendment No. 101 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), for the sole purpose of designating April 19, 2018 as the new effective date for Post-Effective Amendment No. 87 filed pursuant to Rule 485(a)(1) under the 1933 Act on July 25, 2017 (Accession No. 0000940394-17-001487) (the “Amendment”).

This Post-Effective Amendment No. 101 incorporates by reference the information contained in Parts A and B of the Amendment.

PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)			Amended and Restated Declaration of Trust of Calvert Management Series dated June 21, 2017 filed as Exhibit (a) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.
(b)			Amended and Restated By-Laws of Calvert Management Series adopted June 21, 2017 filed as Exhibit (b) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.
(c)			Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	(a)	Investment Advisory Agreement between the Registrant (on behalf of each of its series listed on Schedule A) and Calvert Research and Management dated December 31, 2016 filed as Exhibit (d) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.
		(b)	Amended and Restated Schedule A dated October 10, 2017 to the Investment Advisory Agreement dated December 31, 2016 filed as Exhibit (d)(1)(b) to Post-Effective Amendment No. 91 filed October 10, 2017 (Accession No. 0000940394-17-002009) and incorporated herein by reference.
	(2)		Form of Investment Advisory and Administrative Agreement between Calvert Management Series on behalf of Calvert Ultra-Short Duration Income NextShares and Calvert Research and Management dated October 3, 2017 filed as Exhibit (d)(2) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.
(e)	(1)	(a)	Master Distribution Agreement between each registered investment company listed on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. effective December 31, 2016, filed as Exhibit (e) to Post-Effective Amendment No. 86 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
		(b)	Amended Schedule A dated December 8, 2017 to the Master Distribution Agreement effective December 31, 2016 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 93 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 29, 2018 (Accession No. 0000940394-18-000114) and incorporated herein by reference.
	(2)		Form of Distribution Agreement between each registered investment company listed on Exhibit A and Foreside Fund Services, LLC dated _______, 2017 filed as Exhibit (e)(2) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.
(f)			Form of Deferred Compensation Agreement filed as Exhibit (f) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
(g)	(1)	(a)	Master Custodian Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 50, as filed with the Securities and Exchange Commission on April 27, 2001 (Accession No. 0000930661-01-500295) and incorporated herein by reference.
		(b)	Form of Amendment to the Master Custodian Agreement dated _____, 2017 filed as Exhibit (g)(1)(b) to Post-Effective Amendment No. 90 filed October 3, 2017 (Accession No. 0000940394-17-001899) and incorporated herein by reference.
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(h)	(1)	(a)	Administrative Services Agreement between Calvert Research and Management and each registered investment company listed on Appendix A on behalf of each of its series listed on Appendix A, dated December 31, 2016 filed as Exhibit (h)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
		(b)	Amended Appendix A dated December 8, 2017 to the Administrative Services Agreement dated December 31, 2016 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No. 93 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 29, 2018 (Accession No. 0000940394-18-000114) and incorporated herein by reference.
	(2)	(a)	Amended Master Transfer Agency and Service Agreement incorporated by reference to registrant’s Post-Effective Amendment No. 57 filed with the Securities and Exchange Commission on April 29, 2008 (Accession No. 0000319676-08-000004).
		(b)	Amendment to Master Transfer Agency and Service Agreement incorporated by reference to registrant’s Post-Effective Amendment No. 66 filed with the Securities and Exchange Commission on April 29, 2013 Accession No. 0000319676-13-000003) and incorporated herein by reference.
		(c)	Amendment to Master Transfer Agency and Service Agreement incorporated by reference to registrant’s Post-Effective Amendment No. 77 filed with the Securities and Exchange Commission on April 28, 2016 (Accession No. 0000319676-16-000095).
		(d)	Amendment to and Assignment of Master Transfer Agency and Service Agreement between State Street Bank and Trust Company and Calvert Social Investment Fund, Calvert Management Series, The Calvert Fund, Calvert Responsible Index Series, Inc., Calvert Impact Fund, Inc., Calvert Variable Products, Inc., Calvert Variable Series, Inc. and Calvert World Values Fund, Inc. dated December 31, 2016 filed as Exhibit (h)(2)(d) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.
	(3)		Sub-Transfer Agency Support Services Agreement between Eaton Vance Management and each open-end investment company listed on Appendix A dated December 1, 2017 filed as Exhibit (h)(3) to Post-Effective Amendment No. 93 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 29, 2018 (Accession No. 0000940394-18-000114) and incorporated herein by reference.
	(4)	(a)	Expense Reimbursement Agreement between Calvert Research and Management and each Trust and/or Corporation (on behalf of certain of their series) listed on Schedule A, dated December 31, 2016 filed as Exhibit (h)(4) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
		(b)	Amended Schedule A dated January 31, 2018 to the Expense Reimbursement Agreement dated December 31, 2016 filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 93 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 29, 2018 (Accession No. 0000940394-18-000114) and incorporated herein by reference.
	(5)		Form of Authorized Participant Agreement dated _______, 2017 filed as Exhibit (h)(5) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.
	(6)		Form of Operations Agreement dated _______, 2017 filed as Exhibit (h)(6) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.
	(7)		Form of Transfer Agency and Service Agreement between State Street Bank and Trust Company and Calvert Management Series dated _________, 2017 filed as Exhibit (h)(7) to Post-Effective Amendment No. 90 filed October 3, 2017 (Accession No. 0000940394-17-001899) and incorporated herein by reference.
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(i)			Opinion and Consent of Internal Counsel to be filed by Amendment.
(j)			Consent of Independent Registered Public Accounting Firm for Calvert Responsible Municipal Income Fund to be filed by Amendment.
(m)	(1)	(a)	Master Distribution Plan for Class A Shares, as adopted December 31, 2016 filed as Exhibit (m)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
		(b)	Amended Schedule A dated December 8, 2017 to the Master Distribution Plan for Class A shares adopted December 31, 2016 filed as Exhibit (m)(1)(b) to Post-Effective Amendment No. 93 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 29, 2018 (Accession No. 0000940394-18-000114) and incorporated herein by reference.
	(2)	(a)	Master Distribution Plan for Class C shares filed as Exhibit (m)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
		(b)	Amended Schedule A dated December 8, 2017 to the Master Distribution Plan for Class C shares adopted December 31, 2016 filed as Exhibit (m)(2)(b) to Post-Effective Amendment No. 93 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 29, 2018 (Accession No. 0000940394-18-000114) and incorporated herein by reference.
(n)			Amended and Restated Multiple Class Plan for Calvert Funds effective December 8, 2017 filed as Exhibit (n) to Post-Effective Amendment No. 93 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 29, 2018 (Accession No. 0000940394-18-000114) and incorporated herein by reference.
(p)			Code of Ethics for the Calvert Funds and Calvert Research and Management, effective September 13, 2017 filed as Exhibit (p)(1) to Post-Effective Amendment No. 91 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed October 3, 2017 (Accession No. 0000940394-17-001889) and incorporated herein by reference.
(q)	(1)		Power of Attorney for Registrant’s Trustees and Officers dated December 28, 2016 filed as Exhibit (q)(1) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.
	(2)		Secretary’s Certificate dated January 29, 2018 filed as Exhibit (q)(2) to Post-Effective Amendment No. 93 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 29, 2018 (Accession No. 0000940394-18-000114) and incorporated herein by reference.

Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article XI, Section 4 of the Registrant’s Declaration of Trust provides that the Registrant, out of the Registrant’s assets, shall indemnify every person who is or has been a Trustee, officer, employee or agent of the Registrant and every person who serves at the Registrant’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a Trustee, officer, employee or agent of the Registrant or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Registrant against amounts paid or incurred by him in the compromise or settlement thereof.

No indemnification shall be provided to any person hereunder against any liabilities to the Registrant or its shareholders adjudicated to have been incurred by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

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Article V, Section 1(t) of the Registrant’s Declaration of Trust, and Article IX, Section 3 of the Registrant’s By-Laws, provide that the Registrant’s Trustees are permitted to purchase insurance of any kind, including, without limitation, insurance on behalf of any person who is or was a Trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, director, officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of such person’s status as such.

In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and/or the Registrant’s administrator, principal underwriter, transfer agent, custodian and other service providers are provided in: (1) Section 5 of the Administrative Services Agreement between the Registrant and Calvert Research and Management; (2) Section 4 of the Master Distribution Agreement between the Registrant and Eaton Vance Distributors, Inc.; (3) Section 14 of the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company; (4) Section 12 of the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company; and (5) Section 8 of the Administration Agreement between the Registrant and State Street Bank and Trust Company. Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties. These Agreements are incorporated herein by reference to Item 28.

Item 31.	Business and Other Connections of Investment Adviser

The Registrant’s investment adviser, Calvert Research and Management (“CRM”), is a Massachusetts business trust. In addition to providing investment advisory services to registered management investment companies, CRM provides investment advisory services to separately managed accounts. Additional information as to CRM and the trustees and officers of CRM is included in CRM’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-108378), which is incorporated herein by reference and sets forth the officers and trustees of CRM and information as to any business, profession, vocation or employment of a substantial nature engaged in by CRM and such officers and trustees during the past two years.

Item 32.    Principal Underwriters

(a)	(1)	Registrant’s principal underwriter for its series Calvert Responsible Municipal Index Fund (formerly Calvert Tax-Free Responsible Impact Bond Fund) and Calvert Absolute Return Bond Fund (formerly Calvert Unconstrained Bond Fund) is Eaton Vance Distributors, Inc. (“EVD”), a wholly-owned subsidiary of Eaton Vance Corp. EVD is also the principal underwriter for each of the registered investment companies named below:

Calvert Impact Fund, Inc.

The Calvert Fund

Calvert Responsible Index Series, Inc.

Calvert Social Investment Fund

Calvert World Values Fund, Inc.

Calvert Variable Series, Inc.

Calvert Variable Products, Inc.

Eaton Vance Growth Trust

Eaton Vance Investment Trust

Eaton Vance Municipals Trust

Eaton Vance Municipals Trust II

Eaton Vance Mutual Funds Trust

Eaton Vance Series Fund, Inc.

Eaton Vance Series Trust II

Eaton Vance Special Investment Trust

Eaton Vance Variable Trust

(b)	(1)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Robb Allen	Vice President	None
Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Christopher Arthur	Vice President	None
Brian Austin	Vice President	None

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Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Joe Brody	Vice President	None
Luke Bordzinski	Vice President	None
Mark Burkhard	Vice President	None
Joseph Bustros	Vice President	None
Eric Caplinger	Vice President	None
Kristin Carcio	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Patrick Cerrato	Vice President	None
Gregory Chalas	Vice President	None
Randy Clark	Vice President	None
Tyler Cortelezzi	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Robert Cunha	Vice President	None
Rob Curtis	Vice President	None
Kevin Darrow	Vice President	None
Holly DiCostanzo	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Anthony Eames	Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	None
Scott Firth	Vice President	None
James Foley	Vice President	None
Brandon Fritz	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
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Gregory Gelinas	Vice President	None
Bradford Godfrey	Vice President	None
Seth Goldzweig	Vice President	None
Andrew Goodale	Vice President	None
David Gordon	Vice President	None
Daniel Grzywacz	Vice President	None
Diane Hallett	Vice President	None
Steven Heck	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Brian Johnson	Vice President	None
Elizabeth Johnson	Vice President	None
Doug Keagle	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
Robert Kuberski	Vice President	None
David Lefcourt	Vice President	None
Benjamin LeFevre	Vice President	None
Andrew Leimenstoll	Vice President	None
Paul Leonardo	Vice President	None
Brandon Lindley	Vice President	None
Scott Lindsay	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Scott Mackey	Vice President	None
Anne Mahoney	Vice President	None
James Maki	Vice President	None
Tim Mamis	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
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Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Daniel J. McCarthy	Vice President	None
James McCuddy	Vice President	None
Tim McEwen	Vice President	None
Ian McGinn	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Chris Morahan	Vice President	None
Meghan Moses	Vice President	None
Matthew Navins	Vice President	None
Christopher Nebons	Vice President	None
Jason Newnham	Vice President	None
Paul Nicely	Vice President	None
Jeffrey Nizzardo	Vice President	None
Andrew Olig	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Steve Pietricola	Vice President	None
Benjamin Pomeroy	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None
Lenore Reiner	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Keith Schnaars	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
David Smith	Chief Compliance Officer	None
Russell Smith	Vice President	None
Jamie Smoller	Vice President	None
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Daniel Sullivan	Vice President	None
Elaine Sullivan	Vice President	None
Michael Sullivan	Vice President	None
Eileen Tam	Vice President	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Robyn Tice	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Shannon Vincent	Vice President	None
Greg Walsh	Vice President	None
Christopher Webber	Vice President	None
Scott Weisel	Vice President	None
David White	Vice President	None
Steve Widder	Vice President	None
Tim Williamson	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Gregor Yuska	Vice President	None
Anthony Zanetti	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(a)	(2)	Registrant’s principal underwriter for its series Calvert Ultra-Short Income NextShares is Foreside Fund Services, LLC (the “Distributor”). Foreside Fund Services, LLC also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
ABS Long/Short Strategies Fund
Absolute Shares Trust
Active Weighting Funds ETF Trust
AdvisorShares Trust
AmericaFirst Quantitative Funds
American Beacon Funds
American Beacon Select Funds
American Century ETF Trust
ARK ETF Trust
Avenue Mutual Funds Trust
BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
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Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
Bridgeway Funds, Inc.
Brinker Capital Destinations Trust
Calvert Ultra-Short Duration Income NextShares, Series of Calvert Management Series
Center Coast MLP & Infrastructure Fund
Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
Context Capital Funds
CornerCap Group of Funds
Davis Fundamental ETF Trust
Direxion Shares ETF Trust
Eaton Vance NextShares Trust
Eaton Vance NextShares Trust II
EIP Investment Trust
Elkhorn ETF Trust
EntrepreneurShares Series Trust
Evanston Alternative Opportunities Fund
Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
FEG Absolute Access Fund I LLC
FlexShares Trust
Forum Funds
Forum Funds II
FQF Trust
Friess Small Cap Growth Fund, Series of Managed Portfolio Series
GraniteShares ETF Trust
Guiness Atkinson Funds
Horizons ETF Trust
Horizons ETF Trust I (f/k/a Recon Capital Series Trust)
Infinity Core Alternative Fund
Innovator IBD® 50 ETF, Series of Innovator ETFs Trust
Innovator IBD® ETF Leaders ETF, Series of Innovator ETFs Trust
Ironwood Institutional Multi-Strategy Fund LLC
Ironwood Multi-Strategy Fund LLC
John Hancock Exchange-Traded Fund Trust
Manor Investment Funds
Miller/Howard Funds Trust
Miller/Howard High Income Equity Fund
Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
MProved Systematic Long-Short Fund, Series Portfolios Trust
MProved Systematic Merger Arbitrage Fund, Series Portfolios Trust
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MProved Systematic Multi-Strategy Fund, Series Portfolios Trust
OSI ETF Trust
Palmer Square Opportunistic Income Fund
Partners Group Private Income Opportunities, LLC
PENN Capital Funds
Performance Trust Mutual Funds, Series of Trust for Professional Managers
Pine Grove Alternative Institutional Fund
Plan Investment Fund, Inc.
PMC Funds, Series of Trust for Professional Managers
Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
Quaker Investment Trust
Ranger Funds Investment Trust
Renaissance Capital Greenwich Funds
RMB Investors Trust (f/k/a Burnham Investors Trust)
Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
Salient MF Trust
SharesPost 100 Fund
Sound Shore Fund, Inc.
Steben Alternative Investment Funds
Steben Select Multi-Strategy Fund
Strategy Shares
The 504 Plan (f/k/a The Pennant 504 Fund)
The Chartwell Funds
The Community Development Fund
The Relative Value Fund
Third Avenue Trust
Third Avenue Variable Series Trust
TIFF Investment Program
Transamerica ETF Trust
U.S. Global Investors Funds
VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
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VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
Vivaldi Opportunities Fund
West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
Wintergreen Fund, Inc.
WisdomTree Trust
WST Investment Trust

(b) (2)	The following are the Officers and Manager of the Distributor. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer K. DiValerio	899 Cassalt Road, 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable

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Item 33.    Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, and its transfer agent, DST Asset Manager Solutions, Inc., 30 Dan Road, Canton, MA 02021, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Calvert Research and Management, located at 1825 Connecticut Ave NW, Suite 400, Washington, DC 20009 and Eaton Vance Management, located at Two International Place, Boston, MA 02110.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on March 19, 2018.

CALVERT MANAGEMENT SERIES
By:	John H. Streur*
John H. Streur, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on March 19, 2018.

Signature	Title

John H. Streur*	President and Trustee
John H. Streur

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Richard L. Baird, Jr.*	Trustee	Miles D. Harper, III*	Trustee
Richard L. Baird, Jr.		Miles D. Harper, III

Alice Gresham Bullock *	Trustee	Joy V. Jones*	Trustee
Alice Gresham Bullock		Joy V. Jones

Cari Dominguez*	Trustee	Anthony A. Williams*	Trustee
Cari Dominguez		Anthony A. Williams

John G. Guffey, Jr.*	Trustee
John G. Guffey, Jr.

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

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